Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Schedule of Related Party Transactions
The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2019	2018	2017
Transactions with the Service Company
Charges for services provided	$33.8	$41.0	$46.5
Charges to the Service Company	$3.6	$4.9	$4.2
Transactions with other AES affiliates:
Payments for health, welfare and benefit plans	$11.2	$7.9	$15.4
Consulting services	$0.7	$2.0	$—

Balances with related parties:	At December 31, 2019	At December 31, 2018
Net payable to the Service Company	$(11.0)	$(4.8)
Net receivable from / (payable to) AES and other AES affiliates (a)	$2.0	$(0.5)